SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill, Lease and Long-term investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment of goodwill	$ 0	$ 0	$ 0
Impairment loss on equity securities without readily determinable fair values	0	0	600,000
Impairment loss on available-for-sale investments	0	472,605	0
Impairment losses on its equity method investment	$ 0	$ 175,000	$ 0
Maximum
Remaining lease terms (in years)	5 years